Share-based payment - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 30, 2025	Mar. 20, 2025
Disclosure of detailed information about borrowings [line items]
Bonus share issuance ratio		0.03	0.10
Variable compensation share deferral period	3 years
Deferred shares delivered per year percentage	0.333
Minimum
Disclosure of detailed information about borrowings [line items]
Share lock- up period	3 years
Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of shares held by controlling and minority stockholders	0.50%
Share lock- up period	5 years